Average Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional)	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares 10/1/2013 - 9/30/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Short-Term Inflation-Protected Securities
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
10/1/2013 - 9/30/2014
				Barclays U.S. TIPS 0-5 Year Index Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.11%)	(1.47%)	(0.63%)	(1.13%)
Since Inception	(0.96%)	(1.15%)	(0.81%)	(1.11%)